4. Income Taxes (Details - deferred tax assets) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
NOL carryover	$ 598,181	$ 3,351
Valuation allowance	(598,181)	(3,351)
Net deferred tax asset	$ 0	$ 0